Consolidated Statements of Financial Position - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
Current assets
Cash	$ 4,305,461	$ 543,749	$ 3,452,022
Receivables	778,505	183,615	523,327
Prepaids	50,644	406,932	223,005
Advances for acquisitions	1,702,882
Loans receivable			71,399
Total current assets	6,837,492	1,134,296	4,775,932
Restricted cash	53,937	0	506,179
Loans receivable		84,923	175,962
Licenses		705,555	1,385,229
Investment in equity instruments		2,966,110	1,167,371
Investment in content	40,984
Equipment	30,312	108,254	92,787
Intangible assets	3,636,078	4,291,842	1,285,239
Right-of-use assets	133,984
Goodwill	833,493		2,695,867
Total assets	11,566,280	9,290,980	11,578,387
Current liabilities
Accounts payable and accrued liabilities	2,001,732	1,149,818	3,285,334
Corporate income taxes payable	5,206
Deferred revenue	183,994
Loans payable		493,087	1,082,045
Convertible debentures		409,960
Current portion of long-term debt		6,935
Current portion of lease liability	61,703
Current liabilities	2,252,635	2,059,800	4,367,379
Convertible debentures			1,044,772
Long-term debt	158,265	33,124
Lease liability	73,472
Deferred income taxes	763,120		17,430
Derivative liability	1,277,200	263,139	829,463
Liabilities	4,524,692	2,356,063	6,259,044
SHAREHOLDERS' EQUITY
Share capital	35,102,920	22,435,363	16,164,479
Commitment to issue shares		440,501	103,750
Reserves	3,400,835	2,741,849	1,624,525
Accumulated deficit	(31,462,167)	(18,682,796)	(13,984,650)
Equity attributable to shareholders of the Company	7,041,588	6,934,917	3,908,104
Non-controlling interest			1,411,239
Total Equity	7,041,588	6,934,917	5,319,343
Total equity and liabilities	$ 11,566,280	$ 9,290,980	$ 11,578,387